Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current
Cash and cash equivalents	$ 162,179	$ 172,727
Restricted cash	0	46,066
Accounts receivable	54,110	103,493
Income taxes receivable	0	8,833
Marketable securities	7,066	143,248
Derivatives	11,791	0
Biological assets	35,435	50,567
Inventory	121,827	111,321
Prepaids and other current assets	22,137	24,323
Assets held for sale	6,194	0
Current assets	420,739	660,578
Property, plant and equipment	946,380	765,567
Derivatives	41,791	86,409
Deposits	12,329	6,926
Loan receivable	3,643	0
Investments in associates and joint ventures	18,114	118,845
Intangible assets	412,267	688,366
Goodwill	928,432	3,172,550
Total assets	2,783,695	5,499,241
Current
Accounts payable and accrued liabilities	95,574	152,884
Deferred revenue	3,505	749
Convertible debentures	32,110	235,909
Loans and borrowings	120,508	13,758
Contingent consideration payable	19,604	28,137
Deferred gain on derivatives	20	728
Provisions	1,485	4,200
Current liabilities	272,806	436,365
Convertible debentures	294,928	267,672
Loans and borrowings	83,701	127,486
Derivative liability	1,827	177,395
Other long-term liability	37	11,979
Deferred tax liability	3,946	90,970
Total liabilities	657,245	1,111,867
Shareholders’ equity
Share capital	5,785,395	4,673,118
Reserves	145,395	139,327
Accumulated other comprehensive loss	(187,197)	(143,170)
Deficit	(3,592,787)	(286,311)
Total equity attributable to Aurora shareholders	2,150,806	4,382,964
Non-controlling interests	(24,356)	4,410
Total equity	2,126,450	4,387,374
Total liabilities and equity	$ 2,783,695	$ 5,499,241